GUARANTEE LIABILITIES - Contingent (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
GUARANTEE LIABILITIES
Beginning balance	¥ 1,820,350
Ending balance	1,872,149	$ 267,714	¥ 1,820,350
Contingent guarantee
GUARANTEE LIABILITIES
Beginning balance	1,820,350		3,207,264
Provision for contingent liabilities	1,667,742		478,404
Net payout	(1,615,943)		(1,865,318)
Ending balance	¥ 1,872,149		¥ 1,820,350